INTEREST RATE SWAP DERIVATIVES - Narrative (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) instrument	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) instrument	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of swap agreements terminated					3
Number of swap agreements classified to liabilities					1
Unrealized gain (loss) on derivatives | $	$ 166,338	$ 272,912	$ 684,057	$ (1,019,840)	$ (770,898)	$ (820,496)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of mortgage notes payable	4		4			4
Number of swap agreements terminated			4
Interest Rate Swap | REIT I
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of additional derivative instruments acquired						8